Filed with the U.S. Securities and Exchange Commission on February 20, 2018

1933 Act Registration File No.   333-194652
1940 Act File No. 811- 22951
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	18	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	19	[	X	]

(Check appropriate box or boxes)

FUNDX INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

2020 East Financial Way, Suite 100
Glendora CA  91741
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (626) 914-7363

Jeff Smith
FundX Investment Group, LLC
235 Montgomery Street, Suite 1049
San Francisco, CA 94101
(Name and Address of Agent for Service)

Copy to:
Steven G. Cravath, Esq
Cravath & Associates, LLC
19809 Shade Brook Way
Gaithersburg, MD 20879

It is proposed that this filing will become effective (check appropriate box)
[	X	]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 18 to the Registration Statement of the FundX Investment Trust (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 17 on Form N‑1A filed on January 26, 2018.  This PEA No. 18 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 17 to the Trust’s Registration Statement for its series: FundX Upgrader Fund, FundX Flexible Income Fund, FundX Conservative Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Tactical Upgrader Fund and FundX Sustainable Impact Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of San Francisco and State of California, on February 20, 2018.

FundX Investment Trust By: /s/ Jeff Smith Jeff Smith President

 Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 18 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Janet Brown*	Trustee	February 20, 2018
Janet Brown

/s/ Jeff Smith	President and Principal	February 20, 2018
Jeff Smith	Executive Officer

/s/ Jan Gullett*	Trustee	February 20, 2018
Jan Gullett

/s/ Gregg Keeling*	Trustee	February 20, 2018
Gregg Keeling

/s/ Kimun Lee*	Trustee	February 20, 2018
Kimun Lee

/s/ Sean McKeon*	Treasurer and Principal	February 20, 2018
Sean McKeon	Financial and Accounting Officer

*By: /s/ Jeff Smith		February 20, 2018
Jeff Smith, Attorney-In Fact pursuant to Power of Attorney

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE